Acquisitions (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended								12 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 Faneuil [Member]	Mar. 19, 2012 Faneuil [Member]	Mar. 19, 2012 Faneuil [Member] Tradenames [Member]	Mar. 19, 2012 Faneuil [Member] Customer Relationships [Member]	Mar. 19, 2012 Faneuil [Member] Computer Software, Intangible Asset [Member]	Dec. 31, 2011 MacAndrews Acquisition [Member]	Dec. 31, 2012 MacAndrews Acquisition [Member]	Dec. 31, 2011 MacAndrews Acquisition [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member]		Dec. 31, 2011 MacAndrews Acquisition [Member] HFS Disposal Group [Member]	Dec. 31, 2012 MacAndrews Acquisition [Member] HFS Disposal Group [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Customer Relationships [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Tradenames [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Developed Technology Rights [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Harland Clark Segment [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Harland Financial Solutions Segment [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Scantron Segment [Member]	Dec. 21, 2011 MacAndrews Acquisition [Member] Faneuil Segment [Member]	Dec. 31, 2012 GlobalScholar [Member]	Dec. 21, 2011 GlobalScholar [Member]	Dec. 31, 2011 GlobalScholar [Member]	Jan. 03, 2011 GlobalScholar [Member]	Mar. 31, 2011 Parsum [Member]	Dec. 31, 2012 Parsum [Member]	Dec. 21, 2011 Parsum [Member]	Dec. 31, 2010 Parsum [Member]	Dec. 06, 2010 Parsum [Member]	Dec. 31, 2012 Spectrum K12 [Member]	Dec. 21, 2011 Spectrum K12 [Member]	Dec. 31, 2010 Spectrum K12 [Member]	Jul. 21, 2010 Spectrum K12 [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]
Business Acquisition [Line Items]
Date of Acquisition	Mar. 19, 2012							Dec. 21, 2011														Jan. 03, 2011					Dec. 06, 2010				Jul. 21, 2010
Percentage of issued and outstanding shares acquired		100.00%																														100.00%
Cash paid for acquisition		$ 70,000,000																					$ 134,900,000					$ 32,800,000				$ 28,600,000
Paid in excess of the carrying amount of the assets and liabilities assumed	33,800,000																																	(33,800,000)
Business Acquisition, Purchase Price Allocation [Abstract]
Cash		2,300,000							185,200,000
Accounts receivables		11,800,000							110,100,000
Property, plant and equipment		10,300,000							207,100,000
Goodwill		13,000,000							748,400,000	[1]						417,000,000	282,600,000	40,100,000	8,700,000				93,100,000					26,200,000				25,200,000
Other intangible assets: [Abstract]
Amortizable intangible assets				200,000	300,000								1,519,000,000	101,400,000	39,800,000								92,300,000					7,800,000				6,600,000
Acquired Indefinite-lived Intangible Asset, Amount			800,000
Total other intangible assets		1,300,000							1,660,200,000
Other assets		7,200,000							147,600,000	[1]
Total assets acquired		45,900,000							3,058,600,000	[1]
Deferred revenues		1,200,000							96,800,000														11,600,000					400,000				5,000,000
Long-term debt									1,787,400,000
Capital leases		1,000,000
Deferred tax liabilities									723,800,000	[1]
Other liabilities		7,500,000							308,400,000	[1]
Net assets acquired		36,200,000							142,200,000	[1]
Initial Preliminary Business Acquisition Purchase Price Allocation Assets Acquired Liabilities									222,300,000
Expected tax deductible amount of goodwil									178,700,000														5,600,000					23,100,000				1,500,000
Expected tax deductible amount of intangible assets other than goodwill									142,700,000
Goodwill, Subsequent Recognition of Deferred Tax Asset							(2,800,000)														2,900,000									1,400,000
Inventory Adjustments									17,500,000
Inventory fair value adjustment expensed						3,600,000	13,900,000
Debt discount recognized as part of the fair value of long term-debt									417,800,000
Unamortized fair value adjustment to deferred revenues									68,100,000														14,900,000					1,600,000				10,500,000
Non-cash interest expense						4,100,000	115,600,000
Amortization of deferred revenue fair value adjustment						1,900,000	8,000,000				2,000,000	42,800,000									5,200,000					1,000,000				3,600,000	1,800,000
Write-off of non-cash fair value adjusment to long-term debt resulting from financing transactions																																	100,000	34,200,000
Pro Forma Financial Information [Abstract]
Net revenues								1,313,000,000
Operating income								92,300,000
Net loss								(101,500,000)
Depreciation and amortization (excluding amortization of deferred financing fees)								130,400,000
Pro forma estimated effective tax rate								39.00%
Fair value of contingent consideration																							18,500,000					1,200,000				4,000,000
Total estimated consideration																							153,400,000					34,000,000				32,700,000
Total acquisition related transaction costs																				1,600,000
Acquisition related transaction costs																					200,000
Contingent consideration maximum potential cash payment																							20,000,000					25,000,000				20,000,000
Goodwill, Other Changes																								1,600,000
Revaluation of contingent consideration																								1,600,000									0	0
Business Acquisition Contingent Consideration Potential Cash Payment Incentive Compensation Portion																																5,000,000
Business Acquisition Contingent Consideration At Fair Value Including Incentive Compensation																																4,900,000
Business Acquisition Contingent Consideration At Fair Value Incentive Compensation Portion																																900,000
Payments of contingent consideration arrangements																				$ 0					$ 0				$ 0				$ 0	$ 0

[1]	* As discussed above, amounts have been adjusted from the preliminary amounts set forth in the Company's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011.